Shareholder Report, Holdings (Details) - Schwab Select Large Cap Growth Fund [Member]	Sep. 30, 2024
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Microsoft Crop [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.